Supplement Dated July 1, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated July 1, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 25, 2010, in the summary prospectus, for the JNL/AIM Large Cap Growth Fund, please delete the chart of individuals in the section entitled “Portfolio Managers” in its entirety, and replace it with the following:

Name:	Joined Management Team In:	Title:
Ido Cohen	2010	Portfolio Manager
Eric Voss	2010	Portfolio Manager (Lead Manager)

Effective June 25, 2010, in the disclosure, for the JNL/AIM Large Cap Growth Fund, please delete the third paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety, and replace it with the following:

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).  Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

•
Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.  From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).  Prior to 2006, he was a portfolio manager with Wells Capital Management.

This Supplement is dated July 1, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, NV5825 05/10, NMV2731 06/10, HR105 05/10 and VC2440 05/10.)

CMX5850 07/10

Supplement Dated July 1, 2010
To The Statement of Additional Information
Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 25, 2010, please remove all references to Geoffrey Keeling and Robert Shoss for the JNL/AIM Large Cap Growth Fund.

Effective June 25, 2010, on page 84-85, please delete the tables for Geoffrey Keeling and Robert Shoss, each in its entirety, in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace said sections with the following:

JNL/AIM Large Cap Growth Fund
Ido Cohen	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Eric Voss	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

This Supplement is dated July 1, 2010.

(To be used with V3180 05/10 and V3180PROXY 05/10.)

CMX5851 07/10